General and Administrative Expenses	12 Months Ended
Dec. 31, 2024
General and Administrative Expenses [Abstract]
General and administrative expenses

Note 22 – General and Administrative Expenses

General and administrative expenses consist of the following categories:

	December 31, 2024	December 31, 2023	December 31, 2022
	EUR	EUR	EUR
NON-RELATED PARTIES
Advertising and marketing expenses	247,255	303,651	17,566
Audit fees	159,414	151,486	-
Bad debt expenses	153,572	582,467	5,261
Bank and other charges	16,382	18,100	4,424
Cleaning expenses	-	-	8,888
Expenses on short term leases	120,271	112,950	2,951
Depreciation and amortization expense	620,761	297,385	96,311
Directors’ fees	(35,507)	194,042	118,699
Employee benefits expense	514,937	340,241	38,993
Finance costs	-	-	-
Expense related to contingent consideration	-	39,000	-
Foreign exchange losses (or gains)	4,211	-	-
Freight and transportation costs	159,214	67,096	39,466
Insurance expenses	122,951	83,566	3,190
Legal and professional fees	1,891,424	1,775,457	643,825
Listing fee	-	-	47,464
Medical and health services and materials	12,068	-	-
Office expenses	7,556	-	-
Office supplies and administrative expenses	203,674	431,180	10,453
Other administrative expenses	-	5,192	72,746
Player management expenses	885,777	387,781	-
Player registration and deletion	2,759	1,693	-
Provision for income taxes	-	-	-
Repairs and maintenance expenses	75,777	28,858	-
Share based expenses	537,833	190,086	-
Subscriptions	-	-	427
Stamp duties and other taxes	312,081	712,377	5,214
Training and development expenses	54,746	44,551	-
Travel and entertainment expenses	288,052	370,758	33,651
Utilities and rent	277,176	58,961	3,344
Warrant expense	-	198,209	-
	6,632,384	6,395,087	1,152,873

RELATED PARTIES
Advertising and marketing expenses	204,957	20,000	-
Bad debt expenses	12,099	-	-
Directors’ fees	258,167	-	-
Employee benefits expense	10,960	-	-
Legal and professional fees	571,455	-	46,000
Office supplies and administrative expenses	10,918	2,695	-
Sponsorship	-	-	100,000
Share based expenses	423,264	-	-
Travel and entertainment expenses	35,354	-	-
Utilities and rent	60,176	-	-
	1,587,350	22,695	146,000